Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

November 26, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)

File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the YieldMax® AI & Tech Portfolio Option Income ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF, YieldMax® Biotech & Pharma Portfolio Option Income ETF, YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® Bitcoin Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF, YieldMax® SMCI Short Option Income Strategy ETF, YieldMax® Dorsey Wright Hybrid 5 Income ETF, YieldMax® Dorsey Wright Featured 5 Income ETF, YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF and YieldMax® R2000 0DTE Covered Call Strategy ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective November 25, 2025, and filed electronically as Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A on November 21, 2025.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer

SVP of Legal Services

Tidal Investments LLC